UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2012

MFS® MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.9%
Aerospace - 0.9%
Precision Castparts Corp.	49,205	$9,320,411

Airlines - 0.3%
United Continental Holdings, Inc. (a)	144,870	$3,387,061

Apparel Manufacturers - 2.3%
Guess?, Inc.	235,570	$5,780,888
Hanesbrands, Inc. (a)	257,108	9,209,609
PVH Corp.	47,628	5,287,184
VF Corp.	32,630	4,926,151

		$25,203,832
Automotive - 1.8%
Delphi Automotive PLC (a)	326,660	$12,494,745
Lear Corp.	147,810	6,923,420

		$19,418,165
Broadcasting - 0.8%
Interpublic Group of Companies, Inc.	797,537	$8,788,858

Brokerage & Asset Managers - 3.0%
Affiliated Managers Group, Inc. (a)	77,226	$10,050,964
Evercore Partners, Inc.	110,000	3,320,900
GFI Group, Inc.	1,046,442	3,390,472
NASDAQ OMX Group, Inc.	398,718	9,971,937
TD Ameritrade Holding Corp.	346,913	5,831,608

		$32,565,881
Business Services - 1.8%
Brenntag AG	41,574	$5,461,899
Dun & Bradstreet Corp.	72,442	5,697,563
Fiserv, Inc. (a)	99,130	7,834,244

		$18,993,706
Cable TV - 0.4%
Dish Network Corp., “A”	121,419	$4,419,652

Chemicals - 1.7%
Celanese Corp.	231,920	$10,327,398
LyondellBasell Industries N.V., “A”	133,250	7,607,242

		$17,934,640
Computer Software - 2.0%
Check Point Software Technologies Ltd. (a)	162,750	$7,753,410
Fair Isaac Corp.	110,419	4,640,911
Parametric Technology Corp. (a)	121,050	2,724,836
Symantec Corp. (a)	351,715	6,615,759

		$21,734,916

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.4%
Ingram Micro, Inc., “A” (a)	416,050	$7,039,566
Xerox Corp.	1,200,240	8,185,637

		$15,225,203
Construction - 2.3%
NVR, Inc. (a)	13,050	$12,006,000
Stanley Black & Decker, Inc.	179,069	13,245,734

		$25,251,734
Consumer Products - 1.5%
International Flavors & Fragrances, Inc.	113,825	$7,573,916
Newell Rubbermaid, Inc.	409,170	9,112,216

		$16,686,132
Consumer Services - 0.3%
H&R Block, Inc.	197,073	$3,659,646

Containers - 3.4%
Ball Corp.	168,633	$7,546,327
Bemis Co., Inc.	201,290	6,735,163
Greif, Inc., “A”	170,220	7,574,790
Owens-Illinois, Inc. (a)	215,415	4,581,877
Packaging Corp. of America	115,406	4,439,669
Sealed Air Corp.	318,770	5,581,663

		$36,459,489
Electrical Equipment - 2.9%
Amphenol Corp., “A”	74,150	$4,797,505
Pentair Ltd.	118,085	5,803,878
Sensata Technologies Holding B.V. (a)	183,560	5,962,029
Tyco International Ltd.	386,360	11,301,030
WESCO International, Inc. (a)	57,690	3,890,037

		$31,754,479
Electronics - 2.8%
Altera Corp.	264,880	$9,122,467
Analog Devices, Inc.	189,270	7,960,696
Microchip Technology, Inc.	291,576	9,502,462
Ultratech, Inc. (a)	98,550	3,675,915

		$30,261,540
Energy - Independent - 4.8%
Berry Petroleum Corp., “A”	131,382	$4,407,866
Cabot Oil & Gas Corp.	184,066	9,155,443
CONSOL Energy, Inc.	133,076	4,271,740
EQT Corp.	140,240	8,271,355
Noble Energy, Inc.	104,839	10,666,320
QEP Resources, Inc.	226,134	6,845,076
SM Energy Co.	98,190	5,126,500
Unit Corp. (a)	59,360	2,674,168

		$51,418,468
Engineering - Construction - 0.6%
Fluor Corp.	114,036	$6,698,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 6.6%
Bunge Ltd.	174,260	$12,666,959
Campbell Soup Co.	207,260	7,231,301
Coca-Cola Enterprises, Inc.	344,170	10,920,514
Dr Pepper Snapple Group, Inc.	144,280	6,374,290
Ingredion, Inc.	165,410	10,657,366
J.M. Smucker Co.	140,629	12,127,845
McCormick & Co., Inc.	47,544	3,020,470
Mead Johnson Nutrition Co., “A”	42,999	2,833,204
Tate & Lyle PLC	443,090	5,494,456

		$71,326,405
Gaming & Lodging - 0.5%
Wynn Resorts Ltd.	45,270	$5,092,422

General Merchandise - 0.5%
Kohl’s Corp.	118,710	$5,102,156

Health Maintenance Organizations - 0.3%
Centene Corp. (a)	73,730	$3,022,930

Insurance - 6.8%
Allied World Assurance Co.	124,552	$9,814,698
Aon PLC	172,139	9,570,928
Everest Re Group Ltd.	91,346	10,043,493
Genworth Financial, Inc. (a)	381,653	2,866,214
Hanover Insurance Group, Inc.	150,057	5,813,208
Hartford Financial Services Group, Inc.	197,064	4,422,116
Protective Life Corp.	210,120	6,005,230
Prudential Financial, Inc.	111,859	5,965,440
Symetra Financial Corp.	440,453	5,717,080
Unum Group	261,854	5,451,800
Validus Holdings Ltd.	214,880	7,430,550

		$73,100,757
Leisure & Toys - 1.4%
Activision Blizzard, Inc.	306,630	$3,256,411
Hasbro, Inc.	106,372	3,818,755
Mattel, Inc.	215,720	7,899,666

		$14,974,832
Machinery & Tools - 2.7%
Cummins, Inc.	82,243	$8,911,029
Eaton Corp. PLC	187,580	10,166,836
Joy Global, Inc.	69,950	4,461,411
Kennametal, Inc.	131,560	5,262,400

		$28,801,676
Major Banks - 3.8%
Comerica, Inc.	287,057	$8,709,309
Huntington Bancshares, Inc.	1,198,210	7,656,562
KeyCorp	1,258,723	10,598,448
Regions Financial Corp.	1,002,170	7,135,450
State Street Corp.	139,140	6,540,971

		$40,640,740

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 2.1%
AmerisourceBergen Corp.	294,198	$12,703,470
Health Management Associates, Inc., “A” (a)	692,514	6,454,230
Universal Health Services, Inc.	72,440	3,502,474

		$22,660,174
Medical Equipment - 4.9%
Analogic Corp.	45,710	$3,396,253
Cooper Cos., Inc.	75,140	6,948,947
Covidien PLC	100,490	5,802,293
DENTSPLY International, Inc.	273,474	10,832,305
Pall Corp.	34,413	2,073,727
PerkinElmer, Inc.	296,075	9,397,421
St. Jude Medical, Inc.	193,010	6,975,381
Teleflex, Inc.	108,963	7,770,152

		$53,196,479
Metals & Mining - 0.5%
Cliffs Natural Resources, Inc.	75,894	$2,926,473
Iluka Resources Ltd.	314,079	3,043,661

		$5,970,134
Natural Gas - Distribution - 2.3%
AGL Resources, Inc.	170,724	$6,823,838
NorthWestern Corp.	174,348	6,055,106
Spectra Energy Corp.	437,149	11,969,140

		$24,848,084
Oil Services - 2.7%
Cameron International Corp. (a)	107,124	$6,048,221
Dresser-Rand Group, Inc. (a)	183,328	10,292,034
Ensco PLC, “A”	164,510	9,752,153
Superior Energy Services, Inc. (a)	154,370	3,198,546

		$29,290,954
Other Banks & Diversified Financials - 4.9%
Brookline Bancorp, Inc.	392,022	$3,332,187
CapitalSource, Inc.	730,510	5,537,266
CIT Group, Inc. (a)	208,060	8,039,438
Discover Financial Services	235,010	9,059,636
Fifth Third Bancorp	752,370	11,428,500
SunTrust Banks, Inc.	317,770	9,008,779
Zions Bancorporation	311,280	6,661,392

		$53,067,198
Pharmaceuticals - 0.8%
Perrigo Co.	26,120	$2,717,264
Valeant Pharmaceuticals International, Inc. (a)	94,990	5,677,552

		$8,394,816
Pollution Control - 0.7%
Waste Connections, Inc.	238,817	$8,069,626

Railroad & Shipping - 0.7%
Kansas City Southern Co.	87,098	$7,270,941

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 3.5%
Annaly Mortgage Management, Inc., REIT	365,510	$5,131,760
Big Yellow Group PLC, REIT	722,021	4,148,694
BioMed Realty Trust, Inc., REIT	418,120	8,082,260
DDR Corp., REIT	334,940	5,245,160
EPR Properties, REIT	170,420	7,858,066
Equity Lifestyle Properties, Inc., REIT	105,400	7,092,366

		$37,558,306
Specialty Chemicals - 3.5%
Air Products & Chemicals, Inc.	66,002	$5,545,488
Airgas, Inc.	78,679	7,182,606
Akzo Nobel N.V.	74,894	4,942,032
FMC Corp.	182,350	10,671,122
Rockwood Holdings, Inc.	85,344	4,221,114
Symrise AG	149,231	5,342,032

		$37,904,394
Specialty Stores - 2.5%
Bed Bath & Beyond, Inc. (a)	125,220	$7,001,050
Children’s Place Retail Store, Inc. (a)	125,850	5,573,897
Express, Inc. (a)	514,050	7,757,014
Sally Beauty Holdings, Inc. (a)	133,200	3,139,524
Staples, Inc.	316,280	3,605,592

		$27,077,077
Telephone Services - 1.0%
Frontier Communications Corp. (l)	422,071	$1,806,464
TDC A.S.	397,402	2,815,133
Windstream Corp. (l)	816,630	6,761,696

		$11,383,293
Tobacco - 1.5%
Lorillard, Inc.	80,820	$9,429,269
Schweitzer-Mauduit International, Inc.	184,230	7,190,497

		$16,619,766
Utilities - Electric Power - 7.7%
AES Corp.	778,281	$8,327,607
American Water Works Co., Inc.	79,752	2,961,192
Calpine Corp. (a)	289,600	5,250,448
CenterPoint Energy, Inc.	248,924	4,791,787
CMS Energy Corp.	566,299	13,806,370
DTE Energy Co.	137,360	8,248,468
Great Plains Energy, Inc.	462,580	9,395,000
Northeast Utilities	342,096	13,369,112
NRG Energy, Inc.	118,588	2,726,332
OGE Energy Corp.	94,060	5,296,519
Portland General Electric Co.	173,590	4,749,422
Wisconsin Energy Corp.	104,584	3,853,920

		$82,776,177
Total Common Stocks		$1,047,331,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - 1.0%
Automotive - 0.5%
General Motors Co., 4.75%	114,910	$5,070,978
Utilities - Electric Power - 0.5%
PPL Corp., 9.5%	105,100	$5,497,781
Total Convertible Preferred Stocks		$10,568,759

Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	22,430,646	$22,430,646

Collateral for Securities Loaned - 0.6%
Navigator Securities Lending Prime Portfolio, 0.28%, at Net Asset Value (j)	6,453,681	$6,453,681
Total Investments		$1,086,784,711

Other Assets, Less Liabilities - (0.6)%		(6,314,129)
Net Assets - 100.0%		$1,080,470,582

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,013,221,515	$—	$—	$1,013,221,515
Germany	5,342,032	5,461,899	—	10,803,931
United Kingdom	—	9,643,150	—	9,643,150
Israel	7,753,410	—	—	7,753,410
Canada	5,677,552	—	—	5,677,552
Netherlands	—	4,942,032	—	4,942,032
Australia	—	3,043,661	—	—
Denmark	2,815,133	—	—	—
Mutual Funds	28,884,327	—	—	28,884,327
Total Investments	$1,063,693,969	$23,090,742	$—	$1,086,784,711

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $9,610,592 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity

Supplemental Information (unaudited) – continued

securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$916,739,603
Gross unrealized appreciation	201,068,761
Gross unrealized depreciation	(31,023,653)
Net unrealized appreciation (depreciation)	$170,045,108

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,685,359	52,800,589	(65,055,302)	22,430,646

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,647	$22,430,646

QUARTERLY REPORT

December 31, 2012

MFS® BLENDED RESEARCH® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.3%
Aerospace - 3.0%
Lockheed Martin Corp.	16,592	$1,531,277
Northrop Grumman Corp.	16,199	1,094,728
United Technologies Corp.	23,150	1,898,531

		$4,524,536
Automotive - 2.1%
Delphi Automotive PLC (a)	43,960	$1,681,470
Johnson Controls, Inc.	47,800	1,467,460

		$3,148,930
Biotechnology - 2.3%
Amgen, Inc.	31,640	$2,731,165
Gilead Sciences, Inc. (a)	8,790	645,626

		$3,376,791
Broadcasting - 1.1%
Viacom, Inc., “B”	30,140	$1,589,584

Business Services - 1.8%
Accenture PLC, “A”	29,400	$1,955,100
CoreLogic, Inc. (a)	25,880	696,690

		$2,651,790
Cable TV - 2.8%
Comcast Corp., “A”	48,450	$1,811,061
Time Warner Cable, Inc.	24,150	2,347,139

		$4,158,200
Chemicals - 2.0%
CF Industries Holdings, Inc.	8,680	$1,763,429
PPG Industries, Inc.	9,180	1,242,513

		$3,005,942
Computer Software - 4.6%
Microsoft Corp.	134,922	$3,606,465
Oracle Corp.	39,524	1,316,939
SolarWinds, Inc. (a)	38,010	1,993,625

		$6,917,029
Computer Software - Systems - 6.8%
Apple, Inc.	13,578	$7,237,481
Hewlett-Packard Co.	101,370	1,444,522
International Business Machines Corp.	4,881	934,955
Seagate Technology PLC	18,740	571,195

		$10,188,153
Consumer Products - 2.7%
Nu Skin Enterprises, Inc., “A”	35,310	$1,308,236
Procter & Gamble Co.	41,241	2,799,851

		$4,108,087

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - 1.0%
Expedia, Inc.	22,410	$1,377,095
Priceline.com, Inc. (a)	270	167,724

		$1,544,819
Electrical Equipment - 0.9%
General Electric Co.	62,314	$1,307,971

Electronics - 1.4%
Intel Corp.	99,927	$2,061,494

Energy - Independent - 2.4%
Energy XXI (Bermuda) Ltd.	30,984	$997,375
EOG Resources, Inc.	5,190	626,900
HollyFrontier Corp.	30,010	1,396,966
Marathon Petroleum Corp.	8,070	508,410

		$3,529,651
Energy - Integrated - 7.2%
Chevron Corp.	37,599	$4,065,956
Exxon Mobil Corp.	76,809	6,647,819

		$10,713,775
Food & Beverages - 3.8%
Coca-Cola Co.	5,470	$198,287
Coca-Cola Enterprises, Inc.	55,740	1,768,630
General Mills, Inc.	42,900	1,733,589
PepsiCo, Inc.	7,115	486,879
Tyson Foods, Inc., “A”	78,590	1,524,646

		$5,712,031
Food & Drug Stores - 4.0%
CVS Caremark Corp.	51,670	$2,498,245
Kroger Co.	67,470	1,755,569
Walgreen Co.	46,800	1,732,068

		$5,985,882
General Merchandise - 2.1%
Dillard’s, Inc.	10,560	$884,611
Macy’s, Inc.	42,910	1,674,348
Target Corp.	9,590	567,440

		$3,126,399
Insurance - 5.3%
American International Group, Inc. (a)	56,230	$1,984,919
Berkshire Hathaway, Inc., “B” (a)	2,110	189,267
Everest Re Group Ltd.	10,850	1,192,958
MetLife, Inc.	47,000	1,548,180
Prudential Financial, Inc.	35,760	1,907,081
Travelers Cos., Inc.	1,780	127,840
Validus Holdings Ltd.	28,130	972,735

		$7,922,980

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 2.7%
AOL, Inc.	19,450	$575,915
Google, Inc., “A” (a)	3,718	2,637,438
Yahoo!, Inc. (a)	40,070	797,393

		$4,010,746
Machinery & Tools - 1.9%
Cummins, Inc.	17,510	$1,897,209
Kennametal, Inc.	21,990	879,600

		$2,776,809
Major Banks - 6.9%
Goldman Sachs Group, Inc.	17,460	$2,227,197
JPMorgan Chase & Co.	83,723	3,681,300
KeyCorp	105,840	891,173
PNC Financial Services Group, Inc.	33,140	1,932,393
State Street Corp.	9,080	426,851
Wells Fargo & Co.	35,010	1,196,642

		$10,355,556
Medical & Health Technology & Services - 1.1%
HCA Holdings, Inc.	53,540	$1,615,302

Medical Equipment - 1.9%
Medtronic, Inc.	26,690	$1,094,823
Thermo Fisher Scientific, Inc.	27,720	1,767,982

		$2,862,805
Network & Telecom - 0.8%
Qualcomm, Inc.	18,800	$1,165,976

Oil Services - 1.3%
Halliburton Co.	25,070	$869,678
Oil States International, Inc. (a)	15,280	1,093,131

		$1,962,809
Other Banks & Diversified Financials - 2.8%
Citigroup, Inc.	34,264	$1,355,484
Discover Financial Services	52,570	2,026,574
Visa, Inc., “A”	5,550	841,269

		$4,223,327
Pharmaceuticals - 6.9%
Abbott Laboratories	44,060	$2,885,930
Johnson & Johnson	34,725	2,434,223
Merck & Co., Inc.	42,020	1,720,299
Pfizer, Inc.	130,700	3,277,956

		$10,318,408
Railroad & Shipping - 0.5%
Union Pacific Corp.	5,890	$740,491

Real Estate - 0.3%
Public Storage, Inc., REIT	3,370	$488,515

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 1.0%
McDonald’s Corp.	16,270	$1,435,176
Starbucks Corp.	2,340	125,470

		$1,560,646
Specialty Chemicals - 1.2%
Airgas, Inc.	20,330	$1,855,926

Specialty Stores - 0.9%
American Eagle Outfitters, Inc.	30,890	$633,554
Gap, Inc.	24,590	763,274

		$1,396,828
Telecommunications - Wireless - 1.8%
American Tower Corp., REIT	27,140	$2,097,108
Sprint Nextel Corp. (a)	98,430	558,098

		$2,655,206
Telephone Services - 3.2%
AT&T, Inc.	32,284	$1,088,294
CenturyLink, Inc.	41,844	1,636,937
Verizon Communications, Inc.	46,070	1,993,449

		$4,718,680
Tobacco - 2.4%
Lorillard, Inc.	14,460	$1,687,048
Philip Morris International, Inc.	23,360	1,953,830

		$3,640,878
Trucking - 1.1%
United Parcel Service, Inc., “B”	22,660	$1,670,721

Utilities - Electric Power - 3.3%
AES Corp.	149,550	$1,600,185
American Electric Power Co., Inc.	41,640	1,777,195
FirstEnergy Corp.	37,190	1,553,054

		$4,930,434
Total Common Stocks		$148,524,107

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	1,023,757	$1,023,757
Total Investments		$149,547,864

Other Assets, Less Liabilities - 0.0%		62,966
Net Assets - 100.0%		$149,610,830

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$148,524,107	$—	$—	$148,524,107
Mutual Funds	1,023,757	—	—	1,023,757
Total Investments	$149,547,864	$—	$—	$149,547,864

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$141,146,028
Gross unrealized appreciation	11,655,765
Gross unrealized depreciation	(3,253,929)
Net unrealized appreciation (depreciation)	$8,401,836

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	703,875	13,835,276	(13,515,394)	1,023,757

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$697	$1,023,757

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2013

*	Print name and title of each signing officer under his or her signature.